Financial Assets at Fair Value through Profit or Loss and Financial Investments_Provision And Reversal For The Allowance Of Financial Investments(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments Line Items [Line Items]
Impairment losses	₩ 1,923	₩ 2,119
Reversal of impairment	2,406	1,981
Total	(483)	138
Securities measured at fair value through other comprehensive income
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments Line Items [Line Items]
Impairment losses	1,537	860
Reversal of impairment	1,144	873
Total	393	(13)
Loans measured at fair value through other comprehensive income
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments Line Items [Line Items]
Impairment losses	170	963
Reversal of impairment	982	826
Total	(812)	137
Securities measured at amortized cost
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments Line Items [Line Items]
Impairment losses	216	296
Reversal of impairment	280	282
Total	₩ (64)	₩ 14